UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-07533

The Lou Holland Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Address of principal executive offices)

Susan Chamberlain

Holland Capital Management LLC

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 553-4844

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,

NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

	Lou Holland
	Growth Fund
Schedule of Investments (Unaudited)
March 31, 2009

Number of
Shares		Value
	COMMON STOCKS - 97.8%
	Auto & Transportation - 5.5%
13,700	Burlington Northern Santa Fe Corp.	$ 824,055
19,800	Expeditors International Washington, Inc.	560,142
7,300	United Parcel Service Inc. - Class B	359,306
		1,743,503

	Consumer Discretionary - 11.0%
9,300	Automatic Data Processing, Inc.	326,988
9,400	Costco Wholesale Corp.	435,408
5,900	Kohl's Corp. *	249,687
7,350	MSC Industrial Direct Co. - Class A	228,365
9,350	Nike Inc. - Class B	438,422
12,800	Wal-Mart Stores, Inc.	666,880
25,000	Walt Disney Co.	454,000
26,700	Yum! Brands Inc.	733,716
		3,533,466

	Consumer Staples - 8.6%
11,950	CVS Caremark Corp.	328,506
7,600	Diageo Plc - ADR	340,100
5,950	HJ Heinz Co.	196,707
21,450	PepsiCo, Inc.	1,104,246
16,200	Procter & Gamble Co.	762,858
		2,732,417

	Financial Services - 5.0%
13,700	AFLAC Inc.	265,232
46,150	TD Ameritrade Holding Corp. *	637,332
12,350	Visa Inc. - Class A	686,660
		1,589,224

	Healthcare - 11.7%
21,600	Covidien Ltd. f	717,984
10,650	Genzyme Corp. *	632,504
23,900	Hospira Inc. *	737,554
10,750	Laboratory Corp. of America Holdings *	628,768
18,000	McKesson Corp.	630,720
16,900	Schering-Plough Corp.	397,994
		3,745,524

	Integrated Oils - 0.9%
4,300	Exxon Mobil Corp.	292,830

Materials & Processing - 1.9%
8,950	Praxair Inc.	602,245

	Lou Holland
	Growth Fund

Number of
Shares		Value
	Other Energy - 16.3%
55,400	Halliburton Co.	857,038
13,450	Noble Corp. f	324,010
19,300	Occidental Petroleum Corp.	1,074,045
19,250	Range Resources Corp.	792,330
25,000	Southwestern Energy Co. *	742,250
32,650	Suntech Power Holdings Co. Ltd. - ADR *	381,679
33,600	XTO Energy, Inc.	1,028,832
		5,200,184

	Producer Durables - 6.9%
24,800	American Tower Corp. *	754,664
22,100	Honeywell International Inc.	615,706
10,150	Roper Industries Inc.	430,868
9,550	United Technologies Corp.	410,459
		2,211,697

	Technology - 28.8%
38,200	Adobe Systems Inc. *	817,098
7,300	Affiliated Computer Services Inc. - Class A *	349,597
13,150	Apple Inc. *	1,382,328
62,350	Cisco Systems, Inc. *	1,045,610
57,150	Citrix Systems, Inc. *	1,293,876
2,400	Google Inc. - Class A *	835,344
22,950	Intel Corp.	345,397
10,350	International Business Machines Corp.	1,002,812
59,600	Microsoft Corp.	1,094,852
17,100	QUALCOMM Inc.	665,361
24,000	Symantec Corp. *	358,560
		9,190,835

	Utilities - 1.2%
12,950	Questar Corp.	381,117

	Total common stocks (cost $37,367,297)	31,223,042

	SHORT TERM INVESTMENT - 2.2%
	Money Market Fund - 2.2%
708,663	Fidelity Institutional Government Money Market Fund, 0.53% (a)	$ 708,663

	Total short-term investment (cost $708,663)	708,663

	Total investments - 100.0% (cost $38,075,960)	31,931,705
	Other liabilities in excess of other assets - 0.0%	(10,674)
	Total Net Assets - 100%	$ 31,921,031

(a) Dividend yield changes to reflect current market conditions. Rate is the quoted yield as of March 31, 2009.
f Foreign Security
* Non-income producing security
ADR - American depository receipt

Lou Holland
Growth Fund
March 31, 2009

Notes to the Schedule of Investments (Unaudited)

Investment Valuation

The net asset value of shares of the Fund is normally calculated as of the close of trading (generally, 4:00 PM Eastern) on the New York Stock Exchange ("Exchange") on every day the Exchange is open for trading. Stocks traded on an exchange are generally valued on the basis of prices furnished by independent pricing services approved by the The Lou Holland Trust's Board of Trustees (the "Board") and may be valued at the official closing price on the exchange where the security is principally traded. If there is no official closing price of a security on the valuation date, the security is valued at the most recent sale or quoted bid price. Investments in mutual funds are valued at the net asset value per share determined as of the close of the Exchange on the valuation date.

Market quotations may not be readily available for certain investments. If market quotations are not readily available or if it is determined that a quotation for an investment does not represent market value, then the investment is valued at a fair value as determined in good faith using procedures approved by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Under the procedures adopted by the Board, the Investment Adviser may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

The value of an investment for purposes of calculating the Fund’s net asset value can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. As of March 31, 2009, no securities were fair valued.

Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which significant inputs are observable. Observable inputs include closing prices of similar securities in active markets or closing prices of identical or similar securities in non-active markets. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including securities that were valued at a fair value as determined in good faith using procedures adopted by the Board. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments as of March 31, 2009 by level.

Investments in Securities
Level 1	$31,931,705
Level 2	-
Level 3	-
Total	$31,931,705

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $38,121,236. Net unrealized depreciation aggregated to $(6,189,531), of which $3,076,485 was related to appreciated investment securities and $(9,266,016) was related to depreciated investment securities.

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)    Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within ninety (90) days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures are effective and that they provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibit 3(a) and Exhibit 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LOU HOLLAND TRUST

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President
Date:	5/18/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Monica L. Walker
Name:	Monica L. Walker
Title:	President
Date:	5/18/09

By:	/s/ Laura J. Janus
Name:	Laura J. Janus
Title:	Treasurer
Date:	5/18/09

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.